SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assessing its performance. Key measures used by the Chief Operating Decision Maker (“CODM”) in assessing performance and in making resource allocation decisions are funds from operations (“FFO”) and earnings before interest, tax, depreciation and amortization (“Adjusted EBITDA”), which enable the determination of return on the equity deployed. FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses. Adjusted EBITDA is calculated as net income excluding the impact of depreciation and amortization, interest expense, current and deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses.

FOR THE YEAR ENDED DECEMBER 31, 2017 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials on F-6(1)
	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Total
Revenues	$988	$1,589	$559	$165	$—	$3,301	$(1,624)	$1,858	$3,535
Costs attributed to revenues	(250)	(895)	(278)	(75)	—	(1,498)	861	(872)	(1,509)
General and administrative costs	—	—	—	—	(239)	(239)	—	—	(239)
Adjusted EBITDA	738	694	281	90	(239)	1,564	(763)	986
Other (expense) income	(14)	(4)	15	(2)	45	40	7	(108)	(61)
Interest expense	(114)	(158)	(87)	(12)	(63)	(434)	172	(166)	(428)
FFO	610	532	209	76	(257)	1,170	(584)	712
Depreciation and amortization	(186)	(312)	(151)	(77)	—	(726)	382	(327)	(671)
Deferred taxes	(52)	(1)	11	21	14	(7)	(22)	(38)	(67)
Mark-to-market on hedging items and other	(59)	(80)	(37)	(9)	(127)	(312)	106	124	(82)
Share of earnings from associates	—	—	—	—	—	—	118	—	118
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(471)	(471)
Net income (loss) attributable to partnership(2)	$313	$139	$32	$11	$(370)	$125	$—	$—	$125

FOR THE YEAR ENDED DECEMBER 31, 2016 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials on F-6(1)
	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Total
Revenues	$684	$1,247	$496	$163	$—	$2,590	$(1,311)	$836	$2,115
Costs attributed to revenues	(160)	(650)	(220)	(72)	—	(1,102)	651	(612)	(1,063)
General and administrative costs	—	—	—	—	(166)	(166)	—	—	(166)
Adjusted EBITDA	524	597	276	91	(166)	1,322	(660)	224
Other income (expense)	5	(17)	8	(2)	84	78	16	1	95
Interest expense	(130)	(157)	(109)	(12)	(48)	(456)	190	(126)	(392)
FFO	399	423	175	77	(130)	944	(454)	99
Depreciation and amortization	(154)	(253)	(128)	(74)	—	(609)	328	(166)	(447)
Deferred taxes	5	26	(38)	29	(17)	5	9	4	18
Mark-to-market on hedging items and other	(88)	10	81	(5)	149	147	(131)	117	133
Share of earnings from associates	—	—	—	—	—	—	248	—	248
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(54)	(54)
Net income (loss) attributable to partnership(2)	$162	$206	$90	$27	$2	$487	$—	$—	$487

FOR THE YEAR ENDED DECEMBER 31, 2015 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials on F-6(1)
	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Total
Revenues	698	1,143	349	123	—	2,313	(1,044)	586	1,855
Costs attributed to revenues	(174)	(588)	(183)	(57)	—	(1,002)	546	(342)	(798)
General and administrative costs	—	—	—	—	(134)	(134)	—	—	(134)
Adjusted EBITDA	524	555	166	66	(134)	1,177	(498)	244
Other income (expense)	5	(15)	3	—	34	27	13	(4)	36
Interest expense	(142)	(142)	(79)	(6)	(27)	(396)	144	(115)	(367)
FFO	387	398	90	60	(127)	808	(341)	125
Depreciation and amortization	(153)	(217)	(90)	(46)	—	(506)	246	(115)	(375)
Deferred taxes	(8)	21	14	14	12	53	(41)	14	26
Mark-to-market on hedging items and other	(16)	(67)	(14)	(13)	56	(54)	67	66	79
Share of earnings from associates	—	—	—	—	—	—	69	—	69
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(90)	(90)
Net income (loss) attributable to partnership(2)	210	135	—	15	(59)	301	—	—	301

(1)
The above table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

(2)
Net income (loss) attributable to our partnership includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment for the years under review:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials on F-5(1)
AS AT DECEMBER 31, 2017 US$ MILLIONS	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$6,542	$6,990	$3,134	$1,049	$(1,083)	$16,632	$(3,134)	$11,668	$4,311	$29,477

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials on F-5(1)
AS AT DECEMBER 31, 2016 US$ MILLIONS	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$4,605	$6,160	$3,032	$933	$(510)	$14,220	$(2,996)	$6,496	$3,555	$21,275

(1)
The above table provides each segment’s assets in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

Geographic Information
Revenues from external customers

US$ MILLIONS	2017	2016	2015
Australia	$1,093	$793	$699
Brazil	938	—	—
United Kingdom	565	566	635
Colombia	161	150	152
Canada	193	163	118
Chile	153	127	113
United States of America	183	154	138
India	57	39	—
Peru	103	97	—
New Zealand	89	26	—
	$3,535	$2,115	$1,855
Over 10% of our partnership’s revenue is from one customer. For the year ended December 31, 2017, revenue generated from this customer of the utilities segment was $938 million (2016: $nil).
Non-current Assets

US$ MILLIONS	2017	2016
Australia	$5,770	$5,542
United Kingdom	4,431	3,739
Chile	2,045	1,748
Brazil	8,184	1,895
United States of America	2,818	2,470
Canada	1,468	1,252
Colombia	764	700
Europe	836	718
India	256	265
Peru	1,356	1,281
New Zealand	37	33
	$27,965	$19,643